Income Taxes	6 Months Ended
Mar. 31, 2023
Income Taxes [Abstract]
INCOME TAXES
17.	INCOME TAXES

BVI

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the six months ended March 31, 2022 and 2023. Therefore, no Hong Kong profit tax had been provided for the fiscal year ended September 30, 2022.

PRC

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified. The components of the income tax expense (benefit) from continuing operations are as follows:

	Six Months Ended March 31,
	2022	2023
Current	$-	$8,099
Deferred	519,311	(49,375)
Total income tax expense (benefit)	$519,311	$(41,276)

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	Six Months Ended March 31,
	2022	2023
Net loss before provision for income taxes	$(2,047,360)	$(5,036,765)
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(511,840)	(1,259,191)

Non-taxable income and non-deductible expenses	7,245	85,664
Effect of income tax rate differences in jurisdictions other than the PRC	131,137	243,619
Effect on valuation allowance	892,769	888,632
Income tax expense (benefit)	$519,311	$(41,276)
Effective tax rate	-25.4%	0.8%

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, are subject to a 5% withholding tax rate.

As of September 30, 2022 (audited) and March 31, 2023, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intended to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises did not intend to declare dividends to their immediate foreign holding companies.

For the six months ended March 31, 2022 and 2023, the effect of income tax rate differences in jurisdictions other than the PRC mainly resulted from the loss in EZGO, which is incorporated in BVI and is not subject to income or capital gains taxes. The effective tax rates are -25.4% and 0.8% for the six months ended March 31, 2022 and 2023 respectively.

Accounting for uncertainty tax position

The Company did not identify significant unrecognized tax benefits for the six months ended March 31, 2022 and 2023. The Company did not incur any interest or penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2017 to 2022 of the Company’s PRC subsidiaries and VIE and subsidiaries of the VIE remain open to examination by the taxing jurisdictions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.